OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Payables for purchase of property, plant and equipment	¥ 6,412,134		¥ 3,073,625
Freight payables	1,359,813		858,027
Accrued utilities, rentals and interest	629,977		424,436
Customs duties	147,759		157,655
Accrued warranty cost	221,699		149,164
Value-added tax and other tax payables	329,078		74,784
Commission payables	13,587		24,861
Contracted labor fees	20,015		24,392
Accrued professional service fees	34,110		19,739
Insurance premium payables	1,853		6,839
Others	44,359		30,562
Total	¥ 9,214,384	$ 1,335,961	¥ 4,844,084